Critical accounting estimates and judgements	12 Months Ended
Dec. 31, 2021
Critical accounting estimates and judgements

2	Critical accounting estimates and judgements

The preparation of these consolidated financial statements requires the Group to make estimates, assumptions and judgments that can have a significant impact on the reported amounts of assets and liabilities, revenue and expenses and related disclosure of contingent assets and liabilities, at the respective dates of our financial statements. The Group bases its estimates, assumptions and judgments on historical experience and various other factors that we believe to be reasonable under the circumstances. Actual results may differ from these estimates under different assumptions or conditions. Management evaluates estimates, assumptions and judgments on a regular basis and makes changes accordingly, and discusses critical accounting estimates with the board of Directors.

The following are considered to be critical accounting estimates:

Impairment of goodwill and intangible assets not yet ready for use

Goodwill and intangibles not yet ready for use are tested for impairment at the cash generating unit level on an annual basis at the year end and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a cash generating unit below its carrying value. These events or circumstances could include a significant change in the business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit.

The fair value of each cash generating unit or asset is estimated using the income approach, on a discounted cash flow methodology. This analysis requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, including for revenues and development costs, estimation of the long term rate of growth for the business, estimation of the useful life over which cash flows will occur and determination of our weighted-average cost of capital.

The carrying value of goodwill was £Nil (2020: £Nil; 2019: £2.3m) and intangibles not yet ready for use was £Nil (2020: £Nil; 2019:£10.1m) as at 31 December 2021 (note 12).

The estimates used to calculate the fair value of a cash generating unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for each such unit.

In March 2020 the Group undertook a Strategic Review to re-evaluate its priorities in the context of available resources. The Board concluded that the Company was unlikely to conclude a license transaction or raise sufficient funds to continue the required remaining investment in MTD201 on a timely basis. The Board therefore decided to terminate further in-house development of the MTD201 programme with immediate effect and, in line with that decision, to close the Company’s MTD201 dedicated manufacturing facilities in Bilbao and offer redundancy to all 42 employees. As a result of the decision to terminate this program the Group recognised an impairment charge of £2.3m in the year to 31 December 2020 (2019: £Nil) against goodwill and an impairment charge against the IPRD of the Midatech Pharma (Wales) Ltd cash generating unit of £9.3m (2019:£Nil).

In June 2020 the Group received a letter from Secura Bio Inc., the licensor of Panobinostat, the active ingredient in the Group’s MTX110 development program, purporting to terminate our license. As a result of this purported termination an impairment charge of £0.8m was recognised in the year to 31 December 2020 against the acquired IPRD in relation to MTX110. See note 12 and 13.

Share-based payments

The Group accounts for share-based payment transactions for employees in accordance with IFRS 2 Share-based Payment, which requires the measurement of the cost of employee services received in exchange for the options on our ordinary shares, based on the fair value of the award on the grant date.

The Directors selected the Black-Scholes-Merton option pricing model as the most appropriate method for determining the estimated fair value of our share-based awards without market conditions. For performance-based options that include vesting conditions relating to the market performance of our ordinary shares, a Monte Carlo pricing model was used in order to reflect the valuation impact of price hurdles that have to be met as conditions to vesting.

The resulting cost of an equity incentive award is recognised as expense over the requisite service period of the award, which is usually the vesting period. Compensation expense is recognised over the vesting period using the straight-line method and classified in the consolidated statements of comprehensive income.

The assumptions used for estimating fair value for share-based payment transactions are disclosed in note 26 to our consolidated financial statements and are estimated as follows:

•	volatility is estimated based on the average annualised volatility of a number of publicly traded peer companies in the biotech sector;

•	the estimated life of the option is estimated to be until the first exercise period, which is typically the month after the option vests; and

•	the dividend return is estimated by reference to our historical dividend payments. Currently, this is estimated to be zero as no dividend has been paid in the prior periods.

Financial liabilities

Fair value through profit and loss (‘FVTPL’)

The Group has outstanding warrants in the ordinary share capital of the company. The number of ordinary shares to be issued when exercised is fixed, however the exercise price is denominated in US Dollars being different to the functional currency of the parent company. Therefore, the warrants are classified as equity settled derivative financial liabilities recognised at fair value through the profit and loss account.

The financial liability is valued using the either the Monte Carlo model or the Black-Scholes option pricing model. Financial liabilities at FVTPL are stated at fair value, with any gains or losses arising on re-measurement recognised in profit or loss. The net gain or loss recognised in profit or loss incorporates any interest paid on the financial liability and is included in the ‘finance income’ or ‘finance expense’ lines item in the income statement. Fair value is determined in the manner described in note 20.

The following are considered to be critical accounting judgments:

Revenue

Supply of Services

There are significant management judgements and estimates involved in the recognition of revenue from the supply of services. Revenue on services is recognised over the contract term, proportionate to the progress in overall satisfaction of the performance obligations (the services performed by the Group), measured by cost incurred to date out of total estimate of costs.

Income taxes

Deferred tax assets are recognised for unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilised. Significant management judgment is required to determine the amount of deferred tax assets that can be recognised based upon the likely timing and the level of future taxable profits together with future tax planning strategies.

In 2021, there were approximately £67.2m of gross unutilised tax losses carried forward (2020: £63.2m; 2019: £49.6m). No deferred tax asset has been provided in respect of these losses as there was insufficient evidence to support their recoverability in future periods.

Going Concern

We have has experienced net losses and significant cash outflows from cash used in operating activities over the past years as it develops its portfolio. For the year ended December 31, 2021 the Group incurred a consolidated loss from operations of £5.5million and negative cash flows from operations of £6.0million. As of December 31, 2021 the Group had an accumulated deficit of £127.8million.

Our future viability is dependent on our ability to raise cash from financing activities to finance our development plans until commercialisation, to generate cash from operating activities and to successfully obtain regulatory approval to allow marketing of our development products. Our failure to raise capital as and when needed could have a negative impact on our financial condition and ability to pursue our business strategies.

Our Group's consolidated financial statements have been presented on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

As at December 31, 2021, the Group had cash and cash equivalents of £10.1million. We forecast that we currently have enough cash to fund our planned operations into the first quarter of 2023.

We have prepared cash flow forecasts and considered the cash flow requirement for the Company for our next three years including the period twelve months from the date of the approval of the financial statements. These forecasts show that further financing will be required during the course of the next 12 months, assuming, inter alia, that certain development programs and other operating activities continue as currently planned. This requirement for additional financing represents a material uncertainty that raises substantial doubt about our ability to continue as a going concern.

In addition, the global pandemic COVID-19 virus places increased uncertainty over the Directors’ forecasts. The restrictions that have been placed on the movement of people caused delays to some of the Group’s plans. The Directors have established a COVID-19 task force internally to monitor the impact of COVID-19 on the business and prioritize activities to minimize its continuing effect.

In addition to utilizing the existing cash reserves, we and our advisors are evaluating a number of near-term funding options potentially available to us, including fundraising and the partnering of assets and technologies of the Company. After considering the uncertainties, we considered it is appropriate to continue to adopt the going concern basis in preparing these financial information.

Our ability to continue as a going concern is dependent upon our ability to obtain additional capital and/or dispose of assets, for which there can be no assurance we will be able to do on a timely basis, on favorable terms or at all.